GOODWILL (Tables)	12 Months Ended
Dec. 31, 2016
GOODWILL [Abstract]
Schedule of Goodwill Activity
Changes in goodwill for the years ended December 31, 2016 and 2015, by reporting units are as follows:

	Syneron *)	LI	RBT	CT	Total
As of January 1, 2015:
Goodwill	$15,321	$3,184	$2,528	$5,437	$26,470
Accumulated impairment losses	-	-	(1,185)	-	(1,185)

	15,321	3,184	1,343	5,437	25,285

Acquisitions and others	-	-	-	-	-
Impairment losses	-	-	(1,343)	(2,500)	(3,843)

As of December 31, 2015:
Goodwill	15,321	3,184	2,528	5,437	26,470
Accumulated impairment losses	-	-	(2,528)	(2,500)	(5,028)

	15,321	3,184	-	2,937	21,442
Acquisitions and others	-	-	-	-	-
Deconsolidation of subsidiary	-	(3,184)	-	-	(3,184)
Impairment losses	-	-	-	-	-

As of December 31, 2016:
Goodwill	15,321	-	2,528	5,437	23,286
Accumulated impairment losses	-	-	(2,528)	(2,500)	(5,028)

	$15,321	$-	$-	$2,937	$18,258

*) Syneron reporting unit includes goodwill attributed to the acquisitions of UltraShape Ltd., Primaeva Medical Inc., Inlight Corp. and Traspharma.